Oct. 07, 2019
SA Multi-Managed Small Cap Portfolio
SA Multi-Managed Small Cap Portfolio

SEASONS SERIES TRUST

SA Multi-Managed Small Cap Portfolio

(the “Portfolio”)

Supplement dated October 7, 2019 to the Portfolio’s

Prospectus dated July 26, 2019, as supplemented and amended to date

At an in-person meeting held on October 3, 2019, the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”) approved the termination of PNC Capital Advisors, LLC (“PNC Advisors”) as a subadviser to the Portfolio and the appointment of Schroder Investment Management North America Inc. (“SIMNA”) as a subadviser to the portion of the Portfolio previously managed by PNC Advisors. At the meeting, the Board approved a new Subadvisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and SIMNA (the “Subadvisory Agreement”) to include the Portfolio.

With respect to the Subadvisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote. An information statement explaining the subadviser change will be mailed to shareholders of the Portfolio. The effective date of the Subadvisory Agreement will be on or about November 7, 2019 (the “Effective Date”). The following changes will take place upon the Effective Date:

The second paragraph of the section entitled “Portfolio Summary: SA Multi-Managed Small Cap Portfolio – Performance Information” is revised and restated as follows:

Effective November 7, 2019, Schroder Investment Management North America Inc. (“SIMNA”) assumed management of a portion of the Portfolio, which was previously managed by PNC Capital Advisors, LLC. Prior to December 21, 2015, ClearBridge Investments, LLC managed such portion. December 1, 2009, SunAmerica assumed management of the passively-managed portion of the Portfolio, which was previously managed by AIG Global Investment Corp.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.